Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued payroll and social insurance	$ 2,938,321	$ 2,310,507
Cash collected on behalf of the customers	53,683	77,408
Other taxes payable	540,679	662,974
Accrued IPO and follow-up offering cost	522,813	1,167,185
Accrued service expenses	403,298	789,427
Interest payable to investors	825,081	612,443
Others	229,529	240,963
Accrued Expenses and Other Current Liabilities	$ 5,513,404	$ 5,860,907